EMERGING MARKETS DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DEBT PORTFOLIO
Morgan Stanley Institutional Fund, Inc.

Prospectus Supplement

March 1, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 1, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Debt Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changes with respect to the Emerging Markets Debt Portfolio (the "Portfolio"), including (i) changing the Portfolio's name and (ii) changing the Portfolio's 80% investment policy.

Effective April 30, 2012, (i) the Portfolio's name will be changed to the Emerging Markets Domestic Debt Portfolio and (ii) the Portfolio's 80% investment policy will be changed as follows: "[u]nder normal market circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries that are denominated in the local currency." Accordingly, effective April 30, 2012, the Prospectus is revised as follows:

All references to the "Emerging Markets Debt Portfolio" in the Prospectus are hereby deleted and replaced with "Emerging Markets Domestic Debt Portfolio."

The first paragraph of the section of the Prospectus entitled "Portfolio Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries that are denominated in the local currency.
Please retain this supplement for future reference.